Consolidated schedule of Investments (unaudited)
August 31, 2026
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 Western Asset Inflation-Linked Income Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 107.2%
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	2,064,750	$2,107,184
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	13,998,960	14,116,657 (a)
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	41,644,110	43,445,393 (a)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	7,107,368	6,690,493 (b)
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,287,440	2,129,477 (c)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	4,433,760	3,289,659
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	5,731,640	4,532,723
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	19,428,929	13,368,698 (a)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	14,548,128	7,830,917
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	8,757,445	4,296,693
U.S. Treasury Bonds, Inflation Indexed	2.375%	2/15/56	1,061,353	932,846
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	3,666,330	3,654,719
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	22,472,630	22,120,770 (a)
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/27	5,636,750	5,609,951
U.S. Treasury Notes, Inflation Indexed	0.500%	1/15/28	6,769,300	6,606,265 (a)
U.S. Treasury Notes, Inflation Indexed	1.250%	4/15/28	5,566,800	5,473,034
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	7,935,420	7,707,654
U.S. Treasury Notes, Inflation Indexed	1.625%	10/15/29	5,306,650	5,247,016 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,297,990	1,215,702
U.S. Treasury Notes, Inflation Indexed	1.625%	4/15/30	5,245,400	5,152,137
U.S. Treasury Notes, Inflation Indexed	1.125%	10/15/30	7,226,870	6,972,199 (a)
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	8,433,040	7,575,020 (a)
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	13,453,320	12,597,923 (a)
U.S. Treasury Notes, Inflation Indexed	1.750%	1/15/34	11,298,664	10,902,126 (a)
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/35	9,417,891	9,263,613
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/35	7,800,225	7,507,599 (a)

Total U.S. Treasury Inflation Protected Securities (Cost — $235,454,464)				220,346,468
Corporate Bonds & Notes — 10.5%
Communication Services — 0.1%
Media — 0.1%
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	140,000	146,230 (d)
Wireless Telecommunication Services — 0.0%††
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	40,000	39,845

Total Communication Services				186,075
Consumer Discretionary — 1.1%
Broadline Retail — 0.3%
Prosus NV, Senior Notes	3.061%	7/13/31	700,000	632,133 (d)
Hotels, Restaurants & Leisure — 0.8%
Sands China Ltd., Senior Notes	5.400%	8/8/28	600,000	604,252
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	189,542
Sands China Ltd., Senior Notes	4.375%	6/18/30	420,000	407,104
Sands China Ltd., Senior Notes	3.250%	8/8/31	400,000	361,428
Total Hotels, Restaurants & Leisure				1,562,326

Total Consumer Discretionary				2,194,459
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Consolidated schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 3.6%
Oil, Gas & Consumable Fuels — 3.6%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	190,000	$182,692
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	440,000	449,258 (d)
Ecopetrol SA, Senior Notes	4.625%	11/2/31	700,000	643,172
Energy Transfer LP, Senior Notes	5.250%	4/15/29	430,000	433,849
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	1,170,000	1,118,966
EOG Resources Inc., Senior Notes	4.375%	4/15/30	40,000	39,364
EQT Corp., Senior Notes	5.000%	1/15/29	440,000	440,558
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	810,000	803,836
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	660,000	670,708
ONEOK Inc., Senior Notes	5.800%	11/1/30	410,000	420,147
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	510,000	518,695
Targa Resources Corp., Senior Notes	4.200%	2/1/33	470,000	439,473
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	1,340,000	1,279,153

Total Energy				7,439,871
Financials — 0.6%
Banks — 0.1%
HSBC Holdings PLC, Senior Notes (5.243% to 8/14/31 then SOFR + 1.160%)	5.243%	8/14/32	200,000	198,759 (e)
Financial Services — 0.5%
ILFC E-Capital Trust II, Ltd. GTD	6.730%	12/21/65	1,010,000	912,405 (d)(e)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	130,000	132,144 (d)
Total Financial Services				1,044,549

Total Financials				1,243,308
Health Care — 0.6%
Health Care Providers & Services — 0.1%
Icon Investments Six DAC, Senior Notes	5.421%	8/13/31	200,000	199,047 (d)
Pharmaceuticals — 0.5%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	970,000	969,582 (d)

Total Health Care				1,168,629
Industrials — 1.1%
Aerospace & Defense — 1.0%
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	8,706
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,560,000	2,055,917
Total Aerospace & Defense				2,064,623
Trading Companies & Distributors — 0.1%
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	270,000	266,059 (d)
QXO Building Products Inc., Senior Notes	6.500%	7/15/31	10,000	10,118 (d)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	50,000	50,620 (d)
Total Trading Companies & Distributors				326,797

Total Industrials				2,391,420
Information Technology — 0.3%
IT Services — 0.2%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	140,000	134,967 (d)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	170,000	165,057 (d)
Total IT Services				300,024
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Inc., Senior Notes	3.137%	11/15/35	370,000	$297,931

Total Information Technology				597,955
Materials — 2.4%
Metals & Mining — 2.4%
Antofagasta PLC, Senior Notes	2.375%	10/14/30	550,000	491,092 (d)
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	700,000	711,242 (d)
Corp. Nacional del Cobre de Chile, Senior Notes	5.529%	1/30/37	330,000	320,113 (d)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	640,000	667,971 (d)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	250,000	256,731 (d)
Glencore Finance Canada Ltd., Senior Notes	5.550%	10/25/42	950,000	896,630 (d)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	200,000	199,531 (d)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	792,317 (d)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	670,000	667,504

Total Materials				5,003,131
Utilities — 0.7%
Electric Utilities — 0.7%
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	530,000	516,618 (d)
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	570,000	593,048
Entergy Louisiana LLC	5.500%	9/15/36	100,000	99,104
Talen Energy Supply LLC, Senior Notes	6.375%	5/1/33	120,000	118,547 (d)
Virginia Electric and Power Co., Senior Notes	5.650%	8/15/36	90,000	90,191

Total Utilities				1,417,508
Total Corporate Bonds & Notes (Cost — $22,443,304)				21,642,356
Collateralized Mortgage Obligations(f) — 7.4%
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	169,779	169,435 (d)
BANK, 2021-BN32 XA, IO	0.811%	4/15/54	2,461,570	62,049 (e)
BANK5, 2026-5YR22 A3	5.713%	6/15/59	460,000	469,499 (e)
BAY Trust, 2026-MDWS A (1 mo. Term SOFR + 1.643%)	5.283%	6/15/41	520,000	518,987 (d)(e)
BDS LLC, 2026-FL17 A (1 mo. Term SOFR + 1.350%)	4.997%	5/19/43	320,000	320,406 (d)(e)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.097%	9/15/54	4,046,627	120,441 (e)
BOCA Commercial Mortgage Trust, 2025-BOCA A (1 mo. Term SOFR + 1.600%)	5.239%	12/15/42	390,000	392,003 (d)(e)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.329%	4/15/40	988,714	991,476 (d)(e)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	300,000	296,152
Chase Mortgage Finance Trust, 2007-A1 2A3	5.505%	2/25/37	892	850 (e)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	6/12/40	200,000	202,267 (d)(e)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	430,000	437,132
Dwight Issuer LLC, 2026-FL2 A (1 mo. Term SOFR + 1.400%)	5.039%	1/18/44	700,000	700,655 (d)(e)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.939%	10/15/42	191,149	191,726 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	6.543%	4/25/42	600,000	607,025 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	5.593%	2/25/44	460,000	463,702 (d)(e)
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Consolidated schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2025-DNA1 M2 (30 Day Average SOFR + 1.350%)	4.993%	1/25/45	340,000	$339,979 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2026-HQA1 M2 (30 Day Average SOFR + 1.500%)	5.143%	5/25/46	570,000	571,111 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 M2	3.750%	9/25/55	221,237	202,833 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	313,264	312,367 (d)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-1 M	4.500%	11/25/61	460,000	426,571 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.008%	1/25/40	350,000	352,737 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	6.743%	10/25/41	560,000	561,704 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	6.343%	7/25/43	320,000	327,044 (d)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	5.443%	2/25/44	250,000	251,758 (d)(e)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.694%	1/16/54	1,069,567	31,200 (e)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.171%	2/16/48	72,004	223 (e)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.586%	9/16/55	432,825	10,050 (e)
Government National Mortgage Association (GNMA), 2014-169 IO, IO	0.580%	10/16/56	5,355,280	112,205 (e)
Government National Mortgage Association (GNMA), 2015-101 IO, IO	0.212%	3/16/52	2,980,815	15,846 (e)
GSR Mortgage Loan Trust, 2004-11 1A1	6.071%	9/25/34	16,945	17,145 (e)
Home RE Ltd., 2023-1 M2 (30 Day Average SOFR + 6.000%)	9.643%	10/25/33	290,000	308,994 (d)(e)
Hudson Yards Mortgage Trust, 2026-10HY A	5.255%	12/10/39	320,000	316,600 (d)(e)
MLTI Trust, 2026-MLTI A10 (1 mo. Term SOFR + 1.400%)	5.039%	6/15/39	510,000	511,235 (d)(e)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	850,000	773,394 (d)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	178,033	171,193 (d)(e)
NYC Commercial Mortgage Trust, 2025-28L F	8.401%	11/5/38	750,000	747,647 (d)(e)
OAKRE Issuer LLC, 2026-FL1 A (1 mo. Term SOFR + 1.500%)	5.208%	2/18/44	210,000	210,324 (d)(e)
OBX Trust, 2025-NQM4 A3	5.755%	2/25/55	424,535	423,067 (d)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	512,084	434,350 (d)(e)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	274,002	273,448 (d)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	171,649	171,494 (d)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	28,171	6,755
Towd Point Mortgage Trust, 2020-2 A1A	1.636%	4/25/60	523,925	475,397 (d)(e)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	250,000	193,434 (d)(e)
Verus Securitization Trust, 2022-1 B1	4.007%	1/25/67	350,000	271,870 (d)(e)
Verus Securitization Trust, 2023-8 B1	8.060%	12/25/68	290,000	290,430 (d)(e)
Verus Securitization Trust, 2024-8 A3	5.872%	10/25/69	219,492	219,108 (d)

Total Collateralized Mortgage Obligations (Cost — $15,531,686)				15,275,318
Non-U.S. Treasury Inflation Protected Securities — 3.5%
Brazil — 2.6%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	5/15/29	12,477,874 BRL	2,299,393
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Brazil — continued
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	4,607,579 BRL	$829,344
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/50	14,206,308 BRL	2,301,066
Total Brazil				5,429,803
Mexico — 0.9%
Mexican Udibonos, Bonds	4.000%	11/30/28	29,516,984 MXN	1,752,781

Total Non-U.S. Treasury Inflation Protected Securities (Cost — $8,313,712)				7,182,584
Sovereign Bonds — 1.6%
Ecuador — 0.1%

Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	250,000	250,000 (d)
Mexico — 0.8%

Mexico Government International Bond, Senior Notes	5.850%	7/2/32	1,480,000	1,486,142
Nigeria — 0.1%

Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	201,863 (d)
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	5.500%	3/30/36	500,000	493,600
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	200,000	151,580
Total Peru				645,180
Supranational — 0.3%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	61,000,000 INR	632,121

Total Sovereign Bonds (Cost — $3,322,243)				3,215,306
Senior Loans — 1.5%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.1%
QTS Thunder Managing LLC, Term Loan (3 mo. Term SOFR + 2.250%)	6.025%	7/22/33	280,000	278,775 (e)(g)(h)
Media — 0.1%
Nexstar Media Inc., Term Loan B7 (1 mo. Term SOFR + 2.750%)	6.436%	3/18/33	223,714	224,724 (e)(g)(h)

Total Communication Services				503,499
Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Harbor Freight Tools USA Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.936%	6/11/31	210,978	211,765 (e)(g)(h)

Financials — 0.5%
Capital Markets — 0.1%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.186%	9/15/31	208,948	206,870 (e)(g)(h)
Insurance — 0.4%
AmWINS Group Inc., 2026 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.732%	1/30/32	278,586	276,302 (e)(g)(h)
Asurion LLC, New Term Loan B14 (3 mo. Term SOFR + 3.750%)	7.573%	2/23/33	219,450	210,763 (e)(g)(h)
HUB International Ltd., 2025 Incremental Term Loan (3 mo. Term SOFR + 2.250%)	5.984%	6/20/30	29,823	29,930 (e)(g)(h)
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.186%	7/31/31	218,894	219,169 (e)(g)(h)
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.482%	5/6/31	20,000	19,740 (e)(g)(h)
Total Insurance				755,904

Total Financials				962,774
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Consolidated schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Inflation-Linked Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 0.1%
Health Care Technology — 0.1%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.936%	2/17/32	199,496	$199,675 (e)(g)(h)

Information Technology — 0.3%
Software — 0.3%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.982%	3/21/31	218,346	209,339 (e)(g)(h)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.536%	10/8/28	198,958	183,208 (e)(g)(h)
UKG Inc., Term Loan B (3 mo. Term SOFR + 2.250%)	6.073%	2/10/31	218,897	213,139 (e)(g)(h)

Total Information Technology				605,686
Materials — 0.2%
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B (1 mo. Term SOFR + 3.250%)	6.936%	4/1/32	407,940	402,840 (e)(g)(h)

Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Pathfinder Power LLC, Term Loan B	—	6/22/33	250,000	250,314 (i)

Total Senior Loans (Cost — $3,141,537)				3,136,553
Mortgage-Backed Securities — 0.1%
FHLMC — 0.0%††

Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	12/1/52	46,581	47,148
FNMA — 0.1%
Federal National Mortgage Association (FNMA)	6.500%	11/1/52	58,790	61,458

Total Mortgage-Backed Securities (Cost — $107,998)				108,606
Total Investments before Short-Term Investments (Cost — $288,314,944)				270,907,191
			Shares
Short-Term Investments — 3.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,084,730)	3.616%		6,084,730	6,084,730 (j)(k)
Total Investments — 134.8% (Cost — $294,399,674)				276,991,921
Liabilities in Excess of Other Assets — (34.8)%				(71,531,663)
Total Net Assets — 100.0%				$205,460,258

See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Income Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	All or a portion of this loan has not settled as of August 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2026, the total market value of investments in Affiliated Companies was $6,084,730 and the cost was $6,084,730 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
DAC	—	Designated Activity Company
GTD	—	Guaranteed
INR	—	Indian Rupee
IO	—	Interest Only
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At August 31, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Morgan Stanley & Co. Inc.	3.860%	6/5/2026	12/7/2026	$73,393,005	U.S. Treasury Inflation Protected Securities Cash	$73,647,935 1,170,000
				$73,393,005		$74,817,935

*	Refer to the Consolidated Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Consolidated schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Inflation-Linked Income Fund
At August 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Australian Dollar	22	9/26	$1,544,329	$1,575,860	$31,531
U.S. Treasury 5-Year Notes	22	12/26	2,341,134	2,325,469	(15,665)
					15,866
Contracts to Sell:
U.S. Treasury 10-Year Notes	27	12/26	2,931,972	2,906,719	25,253
U.S. Treasury Ultra 10-Year Notes	2	12/26	220,480	218,844	1,636
U.S. Treasury Ultra Long-Term Bonds	40	12/26	4,452,245	4,401,250	50,995
					77,884
Net unrealized appreciation on open futures contracts					$93,750
At August 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	15,867,143	USD	3,062,209	JPMorgan Chase & Co.	9/2/26	$(1,042)
USD	3,069,258	BRL	15,867,143	JPMorgan Chase & Co.	9/2/26	8,091
USD	1,049,194	BRL	5,480,000	Goldman Sachs Group Inc.	10/2/26	(744)
USD	1,988,708	BRL	10,387,143	Goldman Sachs Group Inc.	10/2/26	(1,411)
USD	1,148,228	MXN	20,214,865	BNP Paribas SA	10/16/26	(36,797)
USD	686,568	INR	66,076,019	Citibank N.A.	10/16/26	(5,375)
ZAR	17,756,412	USD	1,084,896	Citibank N.A.	10/16/26	13,923
Net unrealized depreciation on open forward foreign currency contracts						$(23,355)

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
INR	—	Indian Rupee
MXN	—	Mexican Peso
USD	—	United States Dollar
ZAR	—	South African Rand
At August 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$4,545,000	6/29/31	2.368%**	CPURNSA**	$16,825	—	$16,825
	5,800,000	7/30/31	CPURNSA**	2.316%**	(14,540)	—	(14,540)
	5,800,000	7/30/36	2.346%**	CPURNSA**	23,454	—	23,454
Total	$16,145,000				$25,739	—	$25,739

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.46 Index	$6,385,680	6/20/31	5.000% quarterly	$505,702	$235,134	$270,568
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Income Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1] (cont’d)
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$8,471,000	6/20/31	1.000% quarterly	$181,159	$129,848	$51,311
Total	$14,856,680			$686,861	$364,982	$321,879

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$3,108,000	10/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(21,182)	—	$(21,182)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
CPURNSA	3.350%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,920,556	$11,963,660	6.24%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,594,492	6,061,265	3.16%
Argentine Republic Government International Bond, 5.000% due 1/9/38	7,590,467	6,026,831	3.15%
Bahamas Government International Bond, 8.250% due 6/24/36	6,777,686	7,482,565	3.91%
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Consolidated schedule of Investments (unaudited) (cont’d)
August 31, 2026
 Western Asset Inflation-Linked Income Fund
Security	Face Amount	Value	Weight
Benin Government International Bond, 7.960% due 2/13/38	$5,683,236	$6,019,968	3.14%
Costa Rica Government International Bond, 6.550% due 4/3/34	6,515,408	6,831,601	3.57%
Dominican Republic International Bond, 4.500% due 1/30/30	8,669,466	8,353,030	4.36%
Ecuador Government International Bond, 6.900% due 7/31/35	8,084,612	7,391,356	3.86%
Ecuador Government International Bond, 8.750% due 1/29/34	2,720,532	2,712,806	1.42%
Egypt Government International Bond, 5.800% due 9/30/27	2,466,225	2,463,931	1.29%
Egypt Government International Bond, 7.903% due 2/21/48	4,655,184	4,184,359	2.18%
El Salvador Government International Bond, 7.125% due 1/20/50	6,714,870	6,137,391	3.20%
Ethiopia International Bond, 6.625% due 12/11/27(a)	6,636,265	7,068,244	3.69%
Ghana Government International Bond, 5.000% due 7/3/29	2,655,721	1,964,050	1.02%
Ghana Government International Bond, 5.000% due 7/3/35	4,434,962	4,131,145	2.16%
Guatemala Government Bond, 5.375% due 4/24/32	5,936,111	5,864,878	3.06%
Ivory Coast Government International Bond, 6.750% due 2/25/41	7,175,739	6,835,968	3.57%
Ivory Coast Government International Bond, 7.625% due 1/30/33	5,614,868	5,959,284	3.11%
Jordan Government International Bond, 7.500% due 1/13/29	3,702,694	3,835,903	2.00%
KazMunayGas National Co. JSC, 6.375% due 10/24/48	2,941,617	2,843,720	1.48%
Mozambique International Bond, 9.000% due 9/15/31	4,593,984	4,201,979	2.19%
Nigeria Government International Bond, 7.375% due 9/28/33	12,028,879	12,284,613	6.41%
OCP SA, 6.700% due 3/1/36	3,791,951	3,885,764	2.03%
Paraguay Government International Bond, 6.100% due 8/11/44	4,817,303	4,698,677	2.45%
Petroleos de Venezuela SA, 5.375% due 4/12/27(a)	26,257,317	9,691,503	5.06%
Provincia de Buenos Aires/Government Bonds, 6.625% due 9/1/37	4,794,615	3,269,497	1.71%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	4,348,672	3,973,512	2.07%
Republic of South Africa Government International Bond, 5.000% due 10/12/46	9,396,291	7,214,895	3.77%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	6,321,710	5,795,617	3.02%
Senegal Government International Bond, 6.250% due 5/23/33	3,348,827	1,670,227	0.87%
Senegal Government International Bond, 6.750% due 3/13/48	7,159,132	3,542,643	1.85%
Sri Lanka Government International Bond, 3.100% due 1/15/30	2,511,761	2,586,172	1.35%
Sri Lanka Government International Bond, 3.350% due 3/15/33	2,157,801	2,073,819	1.08%
Sri Lanka Government International Bond, 3.600% due 6/15/35	1,848,978	1,526,886	0.80%
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

 Western Asset Inflation-Linked Income Fund
Security	Face Amount	Value	Weight
Sri Lanka Government International Bond, 4.000% due 4/15/28	$4,139,206	$2,092,868	1.09%
Ukraine Government International Bond, 0.000% due 2/1/34	2,192,016	1,216,569	0.63%
Ukraine Government International Bond, 0.000% due 2/1/35	1,877,089	1,085,896	0.57%
Ukraine Government International Bond, 0.000% due 2/1/36	1,886,444	1,087,535	0.57%
Ukraine Government International Bond, 4.500% due 2/1/34	3,287,505	2,256,872	1.18%
Ukraine Government International Bond, 4.500% due 2/1/35	3,256,104	2,191,358	1.14%
Ukraine Government International Bond, 4.500% due 2/1/36	1,705,595	1,132,515	0.59%
Total		$191,611,372	100.00%
(a)
The coupon payment on this security is currently in default as of August 31, 2026.
This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Consolidated Schedule of Investments.

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Inflation-Linked Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, closed-end management investment company. The Fund commenced operations on September 26, 2003.
The Fund’s primary investment objective is to provide current income for its shareholders. Capital appreciation, when consistent with current income, is a secondary investment objective. Under normal market conditions and at the time of purchase, the Fund will invest at least 80% of its total managed assets in inflation-linked securities and at least 60% of its total managed assets in U.S. Treasury Inflation Protected Securities (“TIPS”). The Fund may also invest up to 40% of its total managed assets in non-U.S. dollar investments. The Fund can invest no more than 10% of its total managed assets in securities rated below investment grade at the time of purchase (or, if unrated, assets of comparable quality as determined by management). If a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.
The Fund may gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Western Asset Inflation-Linked Income Fund CFC (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary; although 10% of total managed assets may be utilized for commodity-related strategies. This schedule of investments is the Consolidated Schedule of Investments of the Fund and the Subsidiary.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$220,346,468	—	$220,346,468
Corporate Bonds & Notes	—	21,642,356	—	21,642,356
Collateralized Mortgage Obligations	—	15,275,318	—	15,275,318
Non-U.S. Treasury Inflation Protected Securities	—	7,182,584	—	7,182,584
Sovereign Bonds	—	3,215,306	—	3,215,306
Senior Loans	—	3,136,553	—	3,136,553
Mortgage-Backed Securities	—	108,606	—	108,606
Total Long-Term Investments	—	270,907,191	—	270,907,191
Short-Term Investments†	$6,084,730	—	—	6,084,730
Total Investments	$6,084,730	$270,907,191	—	$276,991,921
Other Financial Instruments:
Futures Contracts††	$109,415	—	—	$109,415
Forward Foreign Currency Contracts††	—	$22,014	—	22,014
Centrally Cleared Interest Rate Swaps††	—	40,279	—	40,279
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	321,879	—	321,879
Total Other Financial Instruments	$109,415	$384,172	—	$493,587
Total	$6,194,145	$271,291,363	—	$277,485,508

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$15,665	—	—	$15,665
Forward Foreign Currency Contracts††	—	$45,369	—	45,369
Centrally Cleared Interest Rate Swaps††	—	14,540	—	14,540
OTC Total Return Swaps	—	21,182	—	21,182
Total	$15,665	$81,091	—	$96,756

†	See Consolidated Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2026. The following transactions were effected in such company for the period ended August 31, 2026.

	Affiliate Value at November 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,954,018	$51,573,359	51,573,359	$49,442,647	49,442,647

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$132,522	—	$6,084,730

Western Asset Inflation-Linked Income Fund 2026 Quarterly Report